OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 14:	OTHER EXPENSE, NET

	Year ended December 31,
	2020	2019
	$	$
Doubtful debt provision	2,000	1,920
Change in liability for future earn-out	(59)	(202)
Other	(792)	(83)
Total other expense, net	1,149	1,635

Bad debt

The following is a summary of the accounts receivables allowance for doubtful accounts for the years ended December 31:

	Year ended December 31,
	2020	2019
	$	$
Balance at beginning of period	6,667	4,747
Provision during the period	2,000	1,920
Balance at end of period	8,667	6,667